DERIVATIVES AND HEDGING (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2 years
Accumulated change, pretax, in accumulated gains and losses from derivative instruments designated and qualifying as the effective portion of cash flow hedges	$ 15.2	$ 27.3
The Company expects to recognize the majority of hedging gains over this period	12 months
Corn | Cash Flow Hedges
Derivatives and hedging
Futures contracts and swaps, Volume	12,000,000	20,800,000
Corn | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume	8,000,000	12,400,000
Natural gas | Cash Flow Hedges
Derivatives and hedging
Futures contracts and swaps, Volume		500,000
Soybean meal | Cash Flow Hedges
Derivatives and hedging
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	$ 0.4
Soybean meal | Derivatives not designated as hedges
Derivatives and hedging
Futures and options contracts, Volume		4,300
Lean hogs | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume	900,000	1,300,000